Financial instruments (Tables)	12 Months Ended
Dec. 31, 2013
Financial Instruments Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
The following are the contractual maturities of financial obligations as at December 31, 2013:

	Carrying amount	Contractual cash flows	< 1 year	1-3 years	4-5 years	>5 years

Accounts payable and accrued liabilities	$53,523	$53,523	$53,523	$-	$-	$-
Unsecured subordinated debentures (1)	33,847	36,902	36,902	-	-	-
Senior financing (2)	15,941	17,167	4,705	9,999	2,463	-
Senior revolving financing (3)	13,779	14,171	14,171	-	-	-
Other bank financing	403	403	403	-	-	-
Other long-term debt	2,043	2,057	696	875	486	-
Operating lease commitments	-	84,154	4,613	10,670	11,549	57,322
Royalty payments (4)	1,269	20,149	1,269	2,538	2,529	13,813

	$120,805	$228,526	$116,332	$24,082	$17,027	$71,135

(1)Includes interest at 9%.
(2)Includes interest at 2.8% the rate in effect at December 31, 2013
(3)Includes interest at 2.8%, the rate in effect at December 31, 2013
(4)From fiscal 2011 to 2015 inclusive, the Company is obligated to pay annual royalties equal to the greater of $1,269 (CDN$1,350) or 0.33% of the Company's gross annual revenue from all sources, provided that gross revenue exceeds $12,693 (CDN$13,500) in any aforementioned fiscal year, up to a maximum of $26,514 (CDN$28,189).  The Company has assumed the minimum required payments.

Schedule of Foreign Exchange Contracts, Statement of Financial Position [Table Text Block]
The Company’s functional currency is the Canadian dollar. The U.S. dollar and the Euro carrying amount of financial instruments subject to exposure to foreign currency risk in the consolidated balance sheet  at December 31, 2013 is as follows:

U.S. dollars
Cash and cash equivalents	$150,595
Short-term investments	31,820
Accounts receivable	16,607
Accounts payable	8,732

Euros
Cash and cash equivalents	€387